Share-based payment arrangements - Additional Information (Details) shares in Thousands	1 Months Ended	6 Months Ended
	Jul. 31, 2025 $ / shares	Jun. 30, 2025 shares $ / shares	Dec. 31, 2024 $ / shares
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options (in USD per share) | $ / shares		$ 0.28	$ 0.28
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options (in USD per share) | $ / shares		$ 4.59	$ 4.03
Restricted share units and share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting percentage		25.00%
Vesting requirements for share-based payment arrangement, vesting period		4 years
2021 ESPP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting period		10 years
Granted and assumed - number of share options (in shares) | shares		2,017
2021 ESPP | Stock options issued
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted and assumed - weighted average exercise price per share (in USD per share) | $ / shares	$ 4.03
Employee share purchase plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting percentage		25.00%
Vesting requirements for share-based payment arrangement, vesting period		4 years
Share-based payment arrangement, employee subscription rate		15.00%
Share-based payment arrangement, discount rate on trading price		0.15
Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in USD per share) | $ / shares		$ 4.43
Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted and assumed - number of share options (in shares) | shares		4,472
Number of share options expired in share-based payment arrangement (in shares) | shares		0
Number of share options exercised in share-based payment arrangement (in shares) | shares		1,230